Loans, borrowings, cash and cash equivalents and short-term investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loans and borrowings	$ 13,770	$ 12,471
Leases	1,360	1,452
Gross debt	15,130	13,923
Cash and cash equivalents	6,479	3,609	$ 4,983	$ 4,736
Short-term investments	61	51
Net Cash PTVI		703
Net debt	$ 8,590	$ 9,560